Equity - Summary of Share Capital (Detail) shares in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 TWD ($) shares
Disclosure of classes of share capital [abstract]
Numbers of shares authorized (in thousands)	5,500,000	5,500,000	5,000,000
Numbers of shares reserved (in thousands) Employee share options	400,000	400,000	400,000
Number of shares issued and fully paid (in thousands)	4,351,592	4,351,592	4,330,528
Share capital authorized	$ 55,000,000	$ 1,958,689	$ 50,000,000
Share capital reserved Employee share options	4,000,000	142,450	4,000,000
Share capital issued and fully paid	$ 43,515,920	$ 1,549,712	$ 43,305,287